Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
July 31, 2009
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:     Laudus Trust (File Nos. 33-21677 and 811-05547)
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg U.S. Small Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Post-Effective Amendment No. 68
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated July 29, 2009, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,
/s/ Catherine MacGregor
Catherine MacGregor
Vice President Charles Schwab Investment Management, Inc.